SHARE-BASED COMPENSATION - RSUs to Employees (Details) - RSUs - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Shares granted to employees	206,067	444,167	2,161,098
Weighted average grant date fair value	$ 38.64
Number of unvested awards outstanding	1,660,182	3,189,376
Total compensation cost at the date of grant	$ 7,785	$ 12,909	$ 55,822
Total unrecognized share-based compensation costs	$ 34,015
Weighted-average period of recognition of compensation expense	1 year 7 months 6 days
Number of Shares
Unvested at the beginning of the period (in shares)	3,189,376
Granted (in shares)	206,067	444,167	2,161,098
Vested (in shares)	(1,652,686)
Forfeited (in shares)	(82,575)
Unvested at the end of the period (in shares)	1,660,182	3,189,376
Weighted Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share)	$ 25.65
Granted (in dollars per share)	38.64
Vested (in dollars per share)	24.81
Forfeited (in dollars per share)	26.97
Unvested at the end of the period (in dollars per share)	$ 27.21	$ 25.65
Total fair value of shares vested	$ 57,298	$ 13,276	$ 21,628
Employees
SHARE-BASED COMPENSATION
Shares granted to employees		2,301,000	2,301,000
Vesting percentage			50.00%
Weighted average grant date fair value			$ 25.57
Number of unvested awards outstanding	1,096,000
Number of Shares
Granted (in shares)		2,301,000	2,301,000
Unvested at the end of the period (in shares)	1,096,000
Weighted Average Grant-Date Fair Value
Granted (in dollars per share)			$ 25.57
Tranche one | Employees
SHARE-BASED COMPENSATION
Vesting percentage			25.00%
Tranche two | Employees
SHARE-BASED COMPENSATION
Vesting percentage			25.00%
Minimum
SHARE-BASED COMPENSATION
Grant period (in years)	1 year
Maximum
SHARE-BASED COMPENSATION
Grant period (in years)	4 years